Investment Objectives and Goals - Allspring Funds ETF Class	Jun. 30, 2026
High Yield Municipal Bond Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks high current income exempt from federal income tax, and capital appreciation.
Large Cap Core Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
Premier Large Company Growth Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
Short-Term High Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return, consisting of a high level of current income and capital appreciation.
Strategic Municipal Bond Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from regular federal income tax.